Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 96.1%
Advertising — 0.1%
Omnicom Group, Inc.	3,624	$228,638
The Interpublic Group of Cos., Inc.	6,870	175,872
		404,510
Aerospace & Defense — 1.6%
General Dynamics Corp.	4,267	905,329
Howmet Aerospace, Inc.	6,957	215,180
L3Harris Technologies, Inc.	3,532	734,056
Lockheed Martin Corp.	4,425	1,709,333
Northrop Grumman Corp.	2,692	1,266,101
Raytheon Technologies Corp.	27,496	2,250,823
Teledyne Technologies, Inc.*	877	295,961
The Boeing Co.*	10,422	1,261,896
TransDigm Group, Inc.	952	499,629
		9,138,308
Agriculture — 0.8%
Altria Group, Inc.	33,369	1,347,440
Archer-Daniels-Midland Co.	10,415	837,887
Philip Morris International, Inc.	28,848	2,394,672
		4,579,999
Airlines — 0.2%
Alaska Air Group, Inc.*	2,219	86,874
American Airlines Group, Inc.*	12,540	150,982
Delta Air Lines, Inc.*	11,936	334,924
Southwest Airlines Co.*	10,799	333,041
United Airlines Holdings, Inc.*	6,296	204,809
		1,110,630
Apparel — 0.4%
NIKE, Inc., Class B	23,526	1,955,481
Ralph Lauren Corp.	856	72,700
Tapestry, Inc.	4,359	123,927
VF Corp.	6,130	183,348
		2,335,456
Auto Manufacturers — 2.8%
Cummins, Inc.	2,574	523,835
Ford Motor Co.	72,608	813,210
General Motors Co.	26,935	864,344
PACCAR, Inc.	6,611	553,274
Tesla, Inc.*	49,652	13,170,193
		15,924,856
Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,894	382,760
BorgWarner, Inc.	4,082	128,175
		510,935
Banks — 4.5%
Bank of America Corp.	130,579	3,943,486
Citigroup, Inc.	36,342	1,514,371
Citizens Financial Group, Inc.	9,279	318,826
Comerica, Inc.	2,594	184,433
Fifth Third Bancorp	12,479	398,829
First Republic Bank	3,468	452,747
Huntington Bancshares, Inc.	26,148	344,631
	Number of Shares	Value†

Banks — (continued)
JPMorgan Chase & Co.	54,729	$5,719,181
KeyCorp	16,921	271,074
M&T Bank Corp.	3,237	570,748
Morgan Stanley	24,947	1,971,062
Northern Trust Corp.	3,774	322,903
Regions Financial Corp.	17,484	350,904
Signature Bank	1,086	163,986
State Street Corp.	6,629	403,110
SVB Financial Group*	1,063	356,934
The Bank of New York Mellon Corp.	13,357	514,512
The Goldman Sachs Group, Inc.	6,361	1,864,091
The PNC Financial Services Group, Inc.	7,542	1,126,926
Truist Financial Corp.	24,540	1,068,472
US Bancorp	24,851	1,001,992
Wells Fargo & Co.	70,546	2,837,360
Zions Bancorp NA	2,571	130,761
		25,831,339
Beverages — 1.9%
Brown-Forman Corp., Class B	3,351	223,076
Constellation Brands, Inc., Class A	2,961	680,082
Keurig Dr Pepper, Inc.	15,586	558,291
Molson Coors Beverage Co., Class B	3,601	172,812
Monster Beverage Corp.*	7,265	631,764
PepsiCo, Inc.	25,641	4,186,150
The Coca-Cola Co.	72,311	4,050,862
		10,503,037
Biotechnology — 1.7%
Amgen, Inc.	9,964	2,245,886
Biogen, Inc.*	2,693	719,031
Bio-Rad Laboratories, Inc., Class A*	377	157,262
Corteva, Inc.	13,584	776,326
Gilead Sciences, Inc.	23,526	1,451,319
Illumina, Inc.*	2,985	569,508
Incyte Corp.*	3,319	221,178
Moderna, Inc.*	6,348	750,651
Regeneron Pharmaceuticals, Inc.*	2,013	1,386,695
Vertex Pharmaceuticals, Inc.*	4,793	1,387,765
		9,665,621
Building Materials — 0.4%
Carrier Global Corp.	15,443	549,153
Fortune Brands Home & Security, Inc.	2,304	123,702
Johnson Controls International PLC	12,670	623,617
Martin Marietta Materials, Inc.	1,133	364,928
Masco Corp.	4,204	196,285
Mohawk Industries, Inc.*	967	88,181
Vulcan Materials Co.	2,423	382,131
		2,327,997
Chemicals — 1.6%
Air Products and Chemicals, Inc.	4,094	952,797
Albemarle Corp.	2,225	588,379
Celanese Corp.	1,885	170,291
CF Industries Holdings, Inc.	3,895	374,894

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Dow, Inc.	13,247	$581,941
DuPont de Nemours, Inc.	9,260	466,704
Eastman Chemical Co.	2,246	159,578
Ecolab, Inc.	4,696	678,196
FMC Corp.	2,389	252,517
International Flavors & Fragrances, Inc.	4,598	417,636
Linde PLC	9,325	2,513,927
LyondellBasell Industries N.V., Class A	4,580	344,782
PPG Industries, Inc.	4,365	483,162
The Mosaic Co.	6,826	329,901
The Sherwin-Williams Co.	4,335	887,591
		9,202,296
Commercial Services — 1.9%
Automatic Data Processing, Inc.	7,789	1,761,794
Cintas Corp.	1,592	617,998
CoStar Group, Inc.*	7,264	505,938
Equifax, Inc.	2,265	388,289
FleetCor Technologies, Inc.*	1,404	247,343
Gartner, Inc.*	1,511	418,079
Global Payments, Inc.	5,139	555,269
MarketAxess Holdings, Inc.	652	145,063
Moody's Corp.	2,912	707,936
Nielsen Holdings PLC	7,033	194,955
PayPal Holdings, Inc.*	21,551	1,854,894
Quanta Services, Inc.	2,689	342,552
Robert Half International, Inc.	1,870	143,055
Rollins, Inc.	4,442	154,048
S&P Global, Inc.	6,345	1,937,446
United Rentals, Inc.*	1,339	361,691
Verisk Analytics, Inc.	2,916	497,265
		10,833,615
Computers — 8.3%
Accenture PLC, Class A	11,763	3,026,620
Apple, Inc.	281,453	38,896,805
Cognizant Technology Solutions Corp., Class A	9,469	543,899
DXC Technology Co.*	4,316	105,656
EPAM Systems, Inc.*	1,066	386,095
Fortinet, Inc.*	12,230	600,860
Hewlett Packard Enterprise Co.	24,386	292,144
HP, Inc.	16,694	416,014
International Business Machines Corp.	16,829	1,999,454
Leidos Holdings, Inc.	2,377	207,916
NetApp, Inc.	3,879	239,916
Seagate Technology Holdings PLC	3,505	186,571
Western Digital Corp.*	5,440	177,072
		47,079,022
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	15,472	1,086,908
The Estee Lauder Cos., Inc., Class A	4,285	925,132
The Procter & Gamble Co.	44,596	5,630,245
		7,642,285
	Number of Shares	Value†

Distribution & Wholesale — 0.3%
Copart, Inc.*	3,868	$411,555
Fastenal Co.	10,400	478,816
LKQ Corp.	4,551	214,579
Pool Corp.	699	222,429
W.W. Grainger, Inc.	862	421,682
		1,749,061
Diversified Financial Services — 3.6%
American Express Co.	11,206	1,511,801
Ameriprise Financial, Inc.	2,038	513,474
BlackRock, Inc.	2,828	1,556,192
Capital One Financial Corp.	7,144	658,463
Cboe Global Markets, Inc.	2,016	236,618
CME Group, Inc.	6,759	1,197,222
Discover Financial Services	5,207	473,420
Franklin Resources, Inc.	4,610	99,207
Intercontinental Exchange, Inc.	10,470	945,965
Invesco Ltd.	9,169	125,615
Mastercard, Inc., Class A	15,845	4,505,367
Nasdaq, Inc.	6,390	362,185
Raymond James Financial, Inc.	3,539	349,724
Synchrony Financial	9,056	255,289
T. Rowe Price Group, Inc.	4,148	435,581
The Charles Schwab Corp.	28,456	2,045,133
Visa, Inc., Class A	30,517	5,421,345
		20,692,601
Electric — 3.0%
Alliant Energy Corp.	4,883	258,750
Ameren Corp.	4,702	378,746
American Electric Power Co., Inc.	9,697	838,306
CenterPoint Energy, Inc.	11,813	332,890
CMS Energy Corp.	5,269	306,866
Consolidated Edison, Inc.	6,693	573,992
Constellation Energy Corp.	6,110	508,291
Dominion Energy, Inc.	15,573	1,076,250
DTE Energy Co.	3,524	405,436
Duke Energy Corp.	14,379	1,337,535
Edison International	6,882	389,383
Entergy Corp.	3,645	366,796
Evergy, Inc.	4,464	265,162
Eversource Energy	6,556	511,106
Exelon Corp.	18,654	698,779
FirstEnergy Corp.	10,576	391,312
NextEra Energy, Inc.	36,541	2,865,180
NRG Energy, Inc.	4,337	165,977
PG&E Corp.(1),*	29,808	372,600
Pinnacle West Capital Corp.	2,230	143,857
PPL Corp.	14,059	356,396
Public Service Enterprise Group, Inc.	9,130	513,380
Sempra Energy	5,930	889,144
The AES Corp.	12,568	284,037
The Southern Co.	19,851	1,349,868
WEC Energy Group, Inc.	5,999	536,491
Xcel Energy, Inc.	10,105	646,720
		16,763,250

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,185	$474,621
Emerson Electric Co.	11,003	805,639
Generac Holdings, Inc.*	1,206	214,837
		1,495,097
Electronics — 1.1%
Agilent Technologies, Inc.	5,657	687,608
Allegion PLC	1,496	134,161
Amphenol Corp., Class A	11,247	753,099
Fortive Corp.	6,692	390,144
Garmin Ltd.	2,774	222,780
Honeywell International, Inc.	12,615	2,106,327
Keysight Technologies, Inc.*	3,312	521,176
Mettler-Toledo International, Inc.*	416	450,994
TE Connectivity Ltd.	5,865	647,261
Trimble, Inc.*	4,721	256,209
		6,169,759
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.*	2,548	706,994
SolarEdge Technologies, Inc.*	1,016	235,163
		942,157
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,355	255,494
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,669	118,362
Live Nation Entertainment, Inc.*	2,764	210,175
		328,537
Environmental Control — 0.3%
Pentair PLC	2,923	118,762
Republic Services, Inc.	3,778	513,959
Waste Management, Inc.	6,916	1,108,012
		1,740,733
Food — 1.2%
Campbell Soup Co.	3,878	182,731
Conagra Brands, Inc.	9,013	294,094
General Mills, Inc.	11,242	861,250
Hormel Foods Corp.	5,169	234,879
Kellogg Co.	4,911	342,100
Lamb Weston Holdings, Inc.	2,600	201,188
McCormick & Co., Inc.	4,531	322,924
Mondelez International, Inc., Class A	25,365	1,390,763
Sysco Corp.	9,460	668,917
The Hershey Co.	2,787	614,450
The J.M. Smucker Co.	2,048	281,416
The Kraft Heinz Co.	15,108	503,852
The Kroger Co.	12,069	528,019
Tyson Foods, Inc., Class A	5,381	354,769
		6,781,352
Forest Products & Paper — 0.0%
International Paper Co.	6,646	210,678
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,548	$259,514
NiSource, Inc.	7,816	196,885
		456,399
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,024	206,182
Stanley Black & Decker, Inc.	2,788	209,686
		415,868
Healthcare Products — 3.8%
Abbott Laboratories	32,559	3,150,409
ABIOMED, Inc.*	869	213,479
Align Technology, Inc.*	1,334	276,285
Baxter International, Inc.	9,586	516,302
Bio-Techne Corp.	680	193,120
Boston Scientific Corp.*	26,306	1,018,831
Danaher Corp.	12,172	3,143,906
DENTSPLY SIRONA, Inc.	3,666	103,931
Edwards Lifesciences Corp.*	11,613	959,582
Henry Schein, Inc.*	2,410	158,506
Hologic, Inc.*	4,731	305,244
IDEXX Laboratories, Inc.*	1,532	499,126
Intuitive Surgical, Inc.*	6,712	1,258,097
Medtronic PLC	24,750	1,998,562
Neogen Corp.*	1	11
PerkinElmer, Inc.	2,363	284,340
ResMed, Inc.	2,779	606,656
STERIS PLC	1,818	302,297
Stryker Corp.	6,327	1,281,471
Teleflex, Inc.	811	163,384
The Cooper Cos., Inc.	924	243,844
Thermo Fisher Scientific, Inc.	7,280	3,692,343
Waters Corp.*	1,108	298,639
West Pharmaceutical Services, Inc.	1,349	331,962
Zimmer Biomet Holdings, Inc.	3,815	398,858
		21,399,185
Healthcare Services — 2.8%
Catalent, Inc.*	3,353	242,623
Centene Corp.*	10,806	840,815
Charles River Laboratories International, Inc.*	877	172,593
DaVita, Inc.*	1,114	92,206
Elevance Health, Inc.	4,495	2,041,809
HCA Healthcare, Inc.	4,139	760,707
Humana, Inc.	2,380	1,154,752
IQVIA Holdings, Inc.*	3,442	623,484
Laboratory Corp. of America Holdings	1,722	352,683
Molina Healthcare, Inc.*	1,098	362,164
Quest Diagnostics, Inc.	2,068	253,723
UnitedHealth Group, Inc.	17,445	8,810,423
Universal Health Services, Inc., Class B	1,198	105,640
		15,813,622
Home Builders — 0.2%
D.R. Horton, Inc.	5,850	393,997
Lennar Corp., Class A	4,869	362,984

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
NVR, Inc.*	57	$227,264
PulteGroup, Inc.	4,322	162,075
		1,146,320
Home Furnishings — 0.0%
Whirlpool Corp.	1,045	140,876
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,546	251,534
Church & Dwight Co., Inc.	4,494	321,051
Kimberly-Clark Corp.	6,355	715,192
The Clorox Co.	2,309	296,453
		1,584,230
Housewares — 0.0%
Newell Brands, Inc.	6,181	85,854
Insurance — 3.8%
Aflac, Inc.	10,826	608,421
American International Group, Inc.	14,228	675,545
Aon PLC, Class A	3,971	1,063,712
Arthur J. Gallagher & Co.	3,907	668,956
Assurant, Inc.	984	142,946
Berkshire Hathaway, Inc., Class B*	33,659	8,987,626
Brown & Brown, Inc.	4,441	268,592
Chubb Ltd.	7,726	1,405,205
Cincinnati Financial Corp.	3,071	275,069
Everest Re Group Ltd.	724	190,007
Globe Life, Inc.	1,660	165,502
Lincoln National Corp.	2,809	123,343
Loews Corp.	3,414	170,154
Marsh & McLennan Cos., Inc.	9,230	1,377,947
MetLife, Inc.	12,630	767,651
Principal Financial Group, Inc.	4,125	297,619
Prudential Financial, Inc.	6,815	584,591
The Allstate Corp.	5,061	630,246
The Hartford Financial Services Group, Inc.	6,070	375,976
The Progressive Corp.	10,991	1,277,264
The Travelers Cos., Inc.	4,345	665,654
W.R. Berkley Corp.	3,665	236,686
Willis Towers Watson PLC	2,034	408,712
		21,367,424
Internet — 8.9%
Alphabet, Inc., Class A*	111,798	10,693,479
Alphabet, Inc., Class C*	99,985	9,613,558
Amazon.com, Inc.*	165,184	18,665,792
Booking Holdings, Inc.*	737	1,211,046
CDW Corp.	2,460	383,957
eBay, Inc.	10,235	376,750
Etsy, Inc.*	2,470	247,321
Expedia Group, Inc.*	2,864	268,328
F5, Inc.*	1,076	155,729
Match Group, Inc.*	5,133	245,101
Meta Platforms, Inc., Class A*	42,563	5,774,948
Netflix, Inc.*	8,290	1,951,798
	Number of Shares	Value†

Internet — (continued)
NortonLifeLock, Inc.	10,997	$221,480
Twitter, Inc.*	12,334	540,722
VeriSign, Inc.*	1,762	306,059
		50,656,068
Iron & Steel — 0.1%
Nucor Corp.	4,910	525,321
Leisure Time — 0.1%
Carnival Corp.*	19,064	134,020
Norwegian Cruise Line Holdings Ltd.*	7,409	84,166
Royal Caribbean Cruises Ltd.*	3,857	146,180
		364,366
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	5,028	606,477
Las Vegas Sands Corp.*	6,621	248,420
Marriott International, Inc., Class A	5,105	715,415
MGM Resorts International	6,921	205,692
Wynn Resorts Ltd.*	1,735	109,357
		1,885,361
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	9,902	1,624,720
Machinery — Diversified — 0.8%
Deere & Co.	5,214	1,740,903
Dover Corp.	2,690	313,600
IDEX Corp.	1,438	287,384
Ingersoll Rand, Inc.	7,613	329,338
Nordson Corp.	1,030	218,638
Otis Worldwide Corp.	7,676	489,729
Rockwell Automation, Inc.	2,156	463,777
Westinghouse Air Brake Technologies Corp.	3,258	265,038
Xylem, Inc.	3,399	296,937
		4,405,344
Media — 1.3%
Charter Communications, Inc., Class A*	2,143	650,079
Comcast Corp., Class A	81,873	2,401,335
DISH Network Corp., Class A*	4,152	57,422
FactSet Research Systems, Inc.	714	285,679
Fox Corp., Class A	5,368	164,690
Fox Corp., Class B	2,720	77,520
News Corp., Class A	6,937	104,818
News Corp., Class B	1,762	27,170
Paramount Global, Class B	11,558	220,064
The Walt Disney Co.*	33,884	3,196,278
Warner Bros Discovery, Inc.*	39,902	458,873
		7,643,928
Mining — 0.2%
Freeport-McMoRan, Inc.	26,388	721,184
Newmont Corp.	15,056	632,804
		1,353,988

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.0%
3M Co.	10,301	$1,138,260
A.O. Smith Corp.	2,201	106,925
Eaton Corp. PLC	7,364	982,063
General Electric Co.	20,606	1,275,717
Illinois Tool Works, Inc.	5,310	959,252
Parker-Hannifin Corp.	2,437	590,509
Textron, Inc.	3,865	225,175
Trane Technologies PLC	4,218	610,809
		5,888,710
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	967	253,364
Oil & Gas — 3.9%
APA Corp.	6,242	213,414
Chevron Corp.	33,438	4,804,037
ConocoPhillips	23,649	2,420,239
Coterra Energy, Inc.	14,725	384,617
Devon Energy Corp.	12,306	739,960
Diamondback Energy, Inc.	3,383	407,516
EOG Resources, Inc.	11,017	1,230,929
EQT Corp.	6,850	279,138
Exxon Mobil Corp.	77,755	6,788,789
Hess Corp.	5,260	573,287
Marathon Oil Corp.	13,469	304,130
Marathon Petroleum Corp.	9,147	908,572
Occidental Petroleum Corp.	13,670	840,021
Phillips 66	9,101	734,633
Pioneer Natural Resources Co.	4,378	947,968
Valero Energy Corp.	7,350	785,348
		22,362,598
Oil & Gas Services — 0.3%
Baker Hughes Co.	19,243	403,334
Halliburton Co.	17,355	427,280
Schlumberger Ltd. N.V.	26,069	935,877
		1,766,491
Packaging and Containers — 0.2%
Amcor PLC	28,419	304,936
Ball Corp.	5,874	283,832
Packaging Corp. of America	1,800	202,122
Sealed Air Corp.	2,463	109,628
Westrock Co.	4,629	142,990
		1,043,508
Pharmaceuticals — 6.6%
AbbVie, Inc.	32,841	4,407,591
AmerisourceBergen Corp.	2,806	379,736
Becton Dickinson and Co.	5,362	1,194,814
Bristol-Myers Squibb Co.	39,727	2,824,192
Cardinal Health, Inc.	5,242	349,537
Cigna Corp.	5,724	1,588,238
CVS Health Corp.	24,440	2,330,843
Dexcom, Inc.*	7,322	589,714
Eli Lilly & Co.	14,650	4,737,078
Johnson & Johnson	49,040	8,011,174
	Number of Shares	Value†

Pharmaceuticals — (continued)
McKesson Corp.	2,695	$915,950
Merck & Co., Inc.	47,072	4,053,841
Organon & Co.	4,483	104,902
Pfizer, Inc.	104,240	4,561,542
Viatris, Inc.	23,083	196,667
Zoetis, Inc.	8,660	1,284,191
		37,530,010
Pipelines — 0.3%
Kinder Morgan, Inc.	37,393	622,219
ONEOK, Inc.	8,065	413,251
The Williams Cos., Inc.	22,945	656,915
		1,692,385
Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,114	412,756
Retail — 5.3%
Advance Auto Parts, Inc.	1,175	183,700
AutoZone, Inc.*	372	796,798
Bath & Body Works, Inc.	4,228	137,833
Best Buy Co., Inc.	3,718	235,498
CarMax, Inc.*	3,059	201,955
Chipotle Mexican Grill, Inc.*	507	761,899
Costco Wholesale Corp.	8,231	3,887,254
Darden Restaurants, Inc.	2,210	279,167
Dollar General Corp.	4,165	999,017
Dollar Tree, Inc.*	4,057	552,158
Domino's Pizza, Inc.	691	214,348
Genuine Parts Co.	2,641	394,354
Lowe's Cos., Inc.	11,904	2,235,690
McDonald's Corp.	13,678	3,156,062
O'Reilly Automotive, Inc.*	1,214	853,867
Ross Stores, Inc.	6,389	538,401
Starbucks Corp.	21,389	1,802,237
Target Corp.	8,664	1,285,651
The Home Depot, Inc.	19,184	5,293,633
The TJX Cos., Inc.	21,893	1,359,993
Tractor Supply Co.	2,063	383,470
Ulta Beauty, Inc.*	941	377,520
Walgreens Boots Alliance, Inc.	12,944	406,442
Walmart, Inc.	26,498	3,436,791
Yum! Brands, Inc.	5,215	554,563
		30,328,301
Semiconductors — 4.6%
Advanced Micro Devices, Inc.*	30,066	1,904,982
Analog Devices, Inc.	9,588	1,335,992
Applied Materials, Inc.	16,236	1,330,216
Broadcom, Inc.	7,547	3,350,943
Intel Corp.	76,490	1,971,147
KLA Corp.	2,711	820,430
Lam Research Corp.	2,582	945,012
Microchip Technology, Inc.	10,474	639,228
Micron Technology, Inc.	20,580	1,031,058
Monolithic Power Systems, Inc.	819	297,625
NVIDIA Corp.	46,733	5,672,919

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
NXP Semiconductors N.V.	4,967	$732,682
ON Semiconductor Corp.*	7,901	492,469
Qorvo, Inc.*	1,996	158,502
QUALCOMM, Inc.	20,902	2,361,508
Skyworks Solutions, Inc.	2,863	244,128
Teradyne, Inc.	2,800	210,420
Texas Instruments, Inc.	17,091	2,645,345
		26,144,606
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	781	172,992
Software — 9.4%
Activision Blizzard, Inc.	13,060	970,880
Adobe, Inc.*	8,758	2,410,201
Akamai Technologies, Inc.*	2,835	227,707
ANSYS, Inc.*	1,614	357,824
Autodesk, Inc.*	4,107	767,188
Broadridge Financial Solutions, Inc.	2,128	307,113
Cadence Design Systems, Inc.*	5,170	844,933
Ceridian HCM Holding, Inc.*	3,037	169,707
Citrix Systems, Inc.	2,185	227,240
Electronic Arts, Inc.	5,070	586,650
Fidelity National Information Services, Inc.	11,233	848,878
Fiserv, Inc.*	12,033	1,125,928
Intuit, Inc.	5,255	2,035,367
Jack Henry & Associates, Inc.	1,276	232,576
Microsoft Corp.	138,958	32,363,318
MSCI, Inc.	1,467	618,766
Oracle Corp.	28,314	1,729,136
Paychex, Inc.	6,067	680,778
Paycom Software, Inc.*	935	308,541
PTC, Inc.*	1,848	193,301
Roper Technologies, Inc.	1,966	707,052
Salesforce, Inc.*	18,512	2,662,766
ServiceNow, Inc.*	3,770	1,423,590
Synopsys, Inc.*	2,872	877,425
Take-Two Interactive Software, Inc.*	2,967	323,403
Tyler Technologies, Inc.*	784	272,440
		53,272,708
Telecommunications — 2.0%
Arista Networks, Inc.*	4,670	527,196
AT&T, Inc.	133,462	2,047,307
Cisco Systems, Inc.	76,997	3,079,880
Corning, Inc.	13,818	400,998
Juniper Networks, Inc.	6,246	163,146
Lumen Technologies, Inc.	17,789	129,504
Motorola Solutions, Inc.	3,046	682,213
T-Mobile US, Inc.*	11,238	1,507,802
Verizon Communications, Inc.	78,101	2,965,495
		11,503,541
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	153,043
	Number of Shares	Value†

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,277	$219,298
CSX Corp.	39,828	1,061,018
Expeditors International of Washington, Inc.	3,086	272,525
FedEx Corp.	4,381	650,447
J.B. Hunt Transport Services, Inc.	1,537	240,417
Norfolk Southern Corp.	4,310	903,591
Old Dominion Freight Line, Inc.	1,688	419,924
Union Pacific Corp.	11,689	2,277,251
United Parcel Service, Inc., Class B	13,624	2,200,821
		8,245,292
Water — 0.1%
American Water Works Co., Inc.	3,286	427,706
TOTAL COMMON STOCKS (Cost $330,197,218)		546,285,510

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Apartments — 0.4%
AvalonBay Communities, Inc.	2,576	474,473
Camden Property Trust	1,955	233,525
Equity Residential	6,189	416,024
Essex Property Trust, Inc.	1,194	289,223
Invitation Homes, Inc.	10,637	359,211
Mid-America Apartment Communities, Inc.	2,096	325,027
UDR, Inc.	5,929	247,299
		2,344,782
Diversified — 1.1%
American Tower Corp.	8,675	1,862,522
Crown Castle Inc.	8,145	1,177,360
Digital Realty Trust, Inc.	5,433	538,845
Duke Realty Corp.	6,912	333,158
Equinix, Inc.	1,717	976,698
SBA Communications Corp.	1,963	558,768
VICI Properties, Inc.	18,209	543,539
Weyerhaeuser Co.	13,520	386,131
		6,377,021
Healthcare — 0.2%
Healthpeak Properties, Inc.	10,191	233,578
Ventas, Inc.	7,247	291,112
Welltower, Inc.	8,751	562,864
		1,087,554
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,461	197,881
Industrial — 0.3%
Prologis, Inc.	13,821	1,404,214
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,708	379,635
Boston Properties, Inc.	2,751	206,242

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Vornado Realty Trust	2,813	$65,149
		651,026
Regional Malls — 0.1%
Simon Property Group, Inc.	5,931	532,307
Single Tenant — 0.1%
Realty Income Corp.	11,633	677,041
Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	2,428	419,340
Iron Mountain, Inc.	5,293	232,733
Public Storage	2,966	868,474
		1,520,547
Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	111,118
Kimco Realty Corp.	11,743	216,189
Regency Centers Corp.	2,676	144,102
		471,409
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,401,910)		15,263,782

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $8,509,449)	8,509,449	$8,509,449
TOTAL INVESTMENTS — 100.3% (Cost $351,108,577)		$570,058,741
Other Assets & Liabilities — (0.3)%		(1,656,177)
TOTAL NET ASSETS — 100.0%		$568,402,564

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Futures contracts held by the Fund at September 30, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/16/22	31	50	$3,602	$5,582,325	$—	$(792,890)
							$—	$(792,890)